Condensed Financial Statements of Kentucky First Federal Bancorp (Details) - Schedule of Statements of Income - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income
Interest income	$ 4	$ 14
Non-interest income
Total income	1,135	1,897
Non-interest expenses	382	384
Earnings before income taxes	753	1,513
Income tax expense (benefit)	(180)	(77)
Net income (loss)	933	1,590
Other comprehensive (loss) income, net of tax-related effects:
Unrealized holding losses on securities designated as available-for-sale during the year, net of tax benefits of $142 and $0 in 2023 and 2022, respectively	(427)
Comprehensive income (loss)	506	1,590
First Federal of Hazard [Member]
Income
Dividends	935	846
Equity in undistributed (excess distributed) earnings	(218)	32
Frankfort First [Member]
Income
Dividends	681	1,480
Equity in undistributed (excess distributed) earnings	$ (267)	$ (475)